PREPAID EXPENSES (Details) - USD ($)	Sep. 30, 2019	Sep. 30, 2018
PREPAID EXPENSES
Prepaid insurance	$ 524,257	$ 381,098
Other deposits and prepaid expenses	91,228	89,056
Balance	$ 615,485	$ 470,154